Unit-Based Compensation (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 198,000	$ 202,000	$ 13,425,000	$ 568,000
Unamortized stock based compensation expense			$ 248,000
Weighted average period			4 months 28 days
Fair value of vested options			$ 3,152	$ 0
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Granted			506	3,643
Weighted average grant date fair value			$ 24,921	$ 448
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 198,000	$ 202,000
Unamortized stock based compensation expense	$ 51,000
Weighted average period	2 months 8 days